Staff costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Staff costs
Salaries and other benefits	$ 7,490,527	$ 2,578,083	$ 58,489,874
Share compensation scheme charge/(reversal)	56,450	285,651	(36,155,857)
Employee end of service benefits charge/(reversal)	45,957		(171,447)
Severance payments			7,160,551
Staff costs	$ 7,592,934	$ 2,863,734	$ 29,323,121